Background	12 Months Ended
Dec. 31, 2023
Background [Abstract]
Background

Note 1

Background:

NLS Pharmaceutics Ltd. (Nasdaq: NLSP, NLSPW) (the “Company”) is an emerging biopharmaceutical company engaged in the discovery and development of life-improving drug therapies to treat rare and complex central nervous system disorders, including narcolepsy, idiopathic hypersomnia and other rare sleep disorders, and of neurodevelopmental disorders, such as attention deficit hyperactivity disorder (“ADHD”). The Company’s lead product candidates are Quilience, to treat narcolepsy (type 1 and type 2), and Nolazol, to treat ADHD.

On February 2, 2021, the Company completed the closing of its initial public offering (the “Initial Public Offering”) of 4,819,277 units at a price of $4.15 per unit. Each unit consisted of one common share and one warrant to purchase one common share (the “Warrants”). The common shares and Warrants were immediately separable from the units and were issued separately. The common shares and Warrants began trading on the Nasdaq Capital Market on January 29, 2021 under the symbols “NLSP” and “NLSPW,” respectively. The Company received net proceeds of $17 million, after deducting underwriting discounts and commissions and other estimated offering expenses. The Warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $4.15 per share. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or Warrants to purchase 722,891 common shares at the public offering price of $0.01 per Warrant, of which the underwriters exercised its option to purchase Warrants to purchase up to 722,891 common shares. These Warrants were issued in the Company’s Initial Public Offering and therefore have the same exercise price of $4.15 per share.

Going Concern

As of December 31, 2023, the Company had an accumulated deficit of approximately $70.4 million and the Company incurred an operating loss for the year ended December 31, 2023, of approximately $11.8 million. To date, the Company has dedicated most of its financial resources to achieve and maintain Phase 3 readiness, research and development, clinical studies associated with its ongoing biopharmaceutical business and general and administrative expenses.

As of December 31, 2023, the Company’s cash and cash equivalents were $0.9 million. The Company’s existing cash and cash equivalents and access to existing financing arrangements will not be sufficient to fund operations for a period of one year from the issuance of these financial statements. The Company expects to continue to generate operating losses and negative operating cash flows for the next few years and will need additional funding to support its planned operating activities through profitability. The Company is actively exploring a range of options to raise funds, including strategic partnerships, out-licensing, or divestment of assets of the Company, and other future strategic actions. The Company is engaged in discussions with third party creditors to extend payment terms and has secured extensions on maturity dates on its existing bridge loans to December 31, 2024 and June 30, 2025 respectively (see subsequent event note). The future viability of the Company is dependent on its ability to extend payment terms with third party creditors until additional funds have been raised. There can be no assurance that such capital will be available within a sufficient period of time, in sufficient amounts or on terms acceptable to the Company. These conditions raise substantial doubt about the Company’s ability to continue as a going concern beyond one year from the issuance of these financial statements.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern for a period within one year from the issuance of these financial statements and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in these financial statements do not necessarily purport to represent realizable or settlement values. These financial statements do not include any adjustment that might result from the outcome of this uncertainty.